Schedule of Investments
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.74%
Australia–3.08%
Goodman Group	58,556	$908,988
Mirvac Group	633,604	1,359,289
National Storage REIT	356,493	593,738
NEXTDC Ltd.(a)	59,640	514,653
Stockland	405,083	1,295,341
		4,672,009
Belgium–1.60%
Aedifica S.A.	4,572	567,738
Cofinimmo S.A.	6,589	994,471
Montea N.V.	6,503	860,972
		2,423,181
Canada–3.57%
Allied Properties REIT	44,770	1,421,640
Chartwell Retirement Residences	171,398	1,631,975
Killam Apartment REIT	51,477	863,640
Summit Industrial Income REIT	91,482	1,505,199
		5,422,454
France–1.81%
Covivio	6,531	546,116
Gecina S.A.	10,300	1,380,794
ICADE	10,595	825,986
		2,752,896
Germany–5.06%
Aroundtown S.A.	247,033	1,706,652
Sirius Real Estate Ltd.	640,176	1,127,802
Vonovia SE	80,715	4,852,031
		7,686,485
Hong Kong–4.41%
CK Asset Holdings Ltd.	235,500	1,353,463
Hongkong Land Holdings Ltd.	152,700	730,809
Kerry Properties Ltd.	215,500	567,164
Link REIT	136,600	1,167,410
Sun Hung Kai Properties Ltd.	187,500	2,330,130
Wharf Real Estate Investment Co. Ltd.	107,000	552,795
		6,701,771
Italy–0.61%
Infrastrutture Wireless Italiane S.p.A.(b)	83,684	933,217
Japan–9.96%
Activia Properties, Inc.	124	509,395
Advance Residence Investment Corp.	143	465,189
Japan Metropolitan Fund Investment Corp.	629	604,696
Japan Prime Realty Investment Corp.	169	611,295
Japan Real Estate Investment Corp.	121	724,802
Kenedix Office Investment Corp.	75	515,851
LaSalle Logiport REIT	333	560,711
Mitsubishi Estate Co. Ltd.	124,800	1,987,455
Mitsui Fudosan Co. Ltd.	123,458	2,940,758
Mitsui Fudosan Logistics Park, Inc.	166	879,198
Shares		Value
Japan–(continued)
Nippon Accommodations Fund, Inc.	78	$437,818
Nippon Building Fund, Inc.	171	1,110,769
Nippon Prologis REIT, Inc.	186	621,990
Nomura Real Estate Master Fund, Inc.	468	674,402
Sumitomo Realty & Development Co. Ltd.	35,500	1,295,403
Tokyo Tatemono Co. Ltd.	22,900	362,727
Tokyu Fudosan Holdings Corp.	135,100	831,973
		15,134,432
Malta–0.00%
BGP Holdings PLC(a)(b)(c)	1,355,927	2
Singapore–2.40%
Ascendas India Trust	158,000	166,722
CapitaLand Integrated Commercial Trust	888,800	1,321,188
City Developments Ltd.	89,700	452,689
Mapletree Commercial Trust	404,300	614,088
Mapletree Industrial Trust	530,330	1,084,219
		3,638,906
Spain–1.29%
Aena SME S.A.(a)(b)	4,074	702,728
Cellnex Telecom S.A.(b)	20,475	1,262,119
		1,964,847
Sweden–2.26%
Castellum AB	29,014	706,353
Samhallsbyggnadsbolaget i Norden AB, Class B	253,915	1,400,209
Wihlborgs Fastigheter AB	66,531	1,324,901
		3,431,463
United Kingdom–3.92%
Derwent London PLC	10,961	506,113
Grainger PLC	160,896	657,996
Safestore Holdings PLC	76,035	1,069,498
Segro PLC	158,596	2,544,894
Tritax Big Box REIT PLC	412,124	1,179,582
		5,958,083
United States–58.77%
American Homes 4 Rent, Class A	26,927	1,026,457
Americold Realty Trust	63,749	1,851,908
Apple Hospitality REIT, Inc.	71,841	1,130,059
AvalonBay Communities, Inc.	29,572	6,554,338
Brixmor Property Group, Inc.	64,600	1,428,306
Camden Property Trust	10,992	1,620,990
Columbia Property Trust, Inc.	6,015	114,405
CyrusOne, Inc.	31,203	2,415,424
DiamondRock Hospitality Co.(a)	49,252	465,431
Duke Realty Corp.	73,750	3,530,413
Equinix, Inc.	7,961	6,290,225
Essential Properties Realty Trust, Inc.	47,384	1,322,961
First Industrial Realty Trust, Inc.	28,022	1,459,386
Invitation Homes, Inc.	158,132	6,061,200
JBG SMITH Properties	40,309	1,193,549
Life Storage, Inc.	17,006	1,951,268

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
United States–(continued)
Mid-America Apartment Communities, Inc.	23,355	$4,361,546
NETSTREIT Corp.	21,457	507,458
Outfront Media, Inc.	39,135	986,202
PotlatchDeltic Corp.	15,333	790,876
Prologis, Inc.	59,051	7,406,767
Regency Centers Corp.	17,025	1,146,293
Rexford Industrial Realty, Inc.	51,398	2,916,837
RLJ Lodging Trust	146,746	2,180,646
Ryman Hospitality Properties, Inc.(a)	28,407	2,377,666
Simon Property Group, Inc.	17,308	2,249,521
SITE Centers Corp.	87,076	1,344,453
Sunstone Hotel Investors, Inc.(a)	76,657	915,285
UDR, Inc.	113,774	6,027,747
Urban Edge Properties	77,445	1,418,018
Ventas, Inc.	83,241	4,595,736
VICI Properties, Inc.	135,782	3,857,567
Welltower, Inc.	86,911	7,161,466
Shares		Value
United States–(continued)
Xenia Hotels & Resorts, Inc.(a)	36,082	$640,095
		89,300,499
Total Common Stocks & Other Equity Interests (Cost $131,135,629)		150,020,245
Money Market Funds–0.91%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	485,739	485,739
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	346,818	346,956
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	555,131	555,131
Total Money Market Funds (Cost $1,387,826)		1,387,826
TOTAL INVESTMENTS IN SECURITIES—99.65% (Cost $132,523,455)		151,408,071
OTHER ASSETS LESS LIABILITIES–0.35%		531,266
NET ASSETS–100.00%		$151,939,337
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $2,898,066, which represented 1.91% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$801,050	$10,298,352	$(10,613,663)	$-	$-	$485,739	$67
Invesco Liquid Assets Portfolio, Institutional Class	598,192	7,330,896	(7,582,191)	41	18	346,956	39
Invesco Treasury Portfolio, Institutional Class	915,486	11,769,546	(12,129,901)	-	-	555,131	27
Total	$2,314,728	$29,398,794	$(30,325,755)	$41	$18	$1,387,826	$133

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,672,009	$—	$4,672,009
Belgium	—	2,423,181	—	2,423,181
Canada	5,422,454	—	—	5,422,454
France	—	2,752,896	—	2,752,896
Germany	—	7,686,485	—	7,686,485
Hong Kong	—	6,701,771	—	6,701,771
Italy	—	933,217	—	933,217
Japan	—	15,134,432	—	15,134,432
Malta	—	—	2	2
Singapore	—	3,638,906	—	3,638,906
Spain	—	1,964,847	—	1,964,847
Sweden	—	3,431,463	—	3,431,463
United Kingdom	—	5,958,083	—	5,958,083
United States	89,300,499	—	—	89,300,499
Money Market Funds	1,387,826	—	—	1,387,826
Total Investments	$96,110,779	$55,297,290	$2	$151,408,071
Invesco V.I. Global Real Estate Fund